INCOME TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Line Items]
Current income tax expense	$ (254,186)	$ (80,501)	$ (54,194)
Tax benefit arising from tax credits used to reduce current tax expense	176,226	175,832	3,771
Prior period current income tax adjustments	(2,036)	653	(2,912)
Other current benefit tax (expenses)	(302)	(3,661)	1,137
Current Tax Expense, Net	(80,298)	92,323	(52,198)
Deferred tax expense relating to origination and reversal of temporary differences	(222,701)	(136,776)	7,142
Tax benefit arising from tax credits used to reduce deferred tax expense	(99,915)	2,605	44,521
Total deferred Tax benefit (expense), Net	(322,616)	(134,171)	51,663
Income Tax benefit (expense), Total	$ (402,914)	$ (41,848)	$ (535)